STOCK-BASED COMPENSATION (Details 2) (Employee Stock Option Plan)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Employee Stock Option Plan
Fair value of options weighted average assumptions:
Pricing model used for valuation of options	Black-Scholes	Black-Scholes
Risk-free interest rate (as a percent)	1.56%	1.51%
Expected life of stock options	2 years 7 months 6 days	2 years 8 months 12 days
Expected volatility of Agnico Eagle's share price (as a percent)	42.50%	35.00%
Expected dividend yield (as a percent)	3.83%	1.79%